COMBINED CONSOLIDATED BALANCE SHEETS - Parenthetical	Sep. 30, 2015 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock shares authorized (in shares)	10,000,000
Preferred stock shares issued (in shares)	0
Common stock par value (in dollars per share) | $ / shares	$ 0.01
Common stock shares authorized (in shares)	300,000,000
Common stock shares issued (in shares)	83,801,000